OPPENHEIMER FLORIDA MUNICIPAL FUND
Supplement Dated October 18, 1996
to the Prospectus dated April 15, 1996

The Prospectus is amended as follows:

1.   The Supplement dated October 10, 1996 is replaced by this
Supplement.

2. Effective October 10, 1996, the name of the Fund has been changed from "Oppenheimer Florida Tax-Exempt Fund" to
     "Oppenheimer Florida Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

3. Effective October 10, 1996, the name "Oppenheimer Multi-State Tax-Exempt Trust" is changed to "Oppenheimer Multi-State Municipal Trust" and all references to the name in "How the Fund is Managed - Organization and History" and throughout the Prospectus are changed to reflect the new name.

4.   The first paragraph of the section captioned "Investment
     Objective and Policies - Investments in Taxable Securities and Temporary Defensive Investment Strategy" on page 10 is deleted and replaced with the following:

            Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging," below); and (iii) repurchase agreements (explained below).

October 18, 1996                                          PS0795.007

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
Supplement Dated October 18, 1996
to the Prospectus dated April 15, 1996

The Prospectus is amended as follows:

1.   The Supplement dated October 10, 1996 is replaced by this
Supplement.

2. Effective October 10, 1996, the name of the Fund has been changed from "Oppenheimer Pennsylvania Tax-Exempt Fund" to "Oppenheimer Pennsylvania Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

3. Effective October 10, 1996, the name "Oppenheimer Multi-State Tax-Exempt Trust" is changed to read "Oppenheimer Multi-State Municipal Trust" and all references to the name in "How the Fund is Managed - Organization and History" and throughout the Prospectus are changed to reflect the new name.

4.   The first paragraph of the section captioned "Investment
     Objective and Policies - Investments in Taxable Securities and Temporary Defensive Investment Strategy" on page 11 is deleted and replaced with the following:

            Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging," below); and (iii) repurchase agreements (explained below).

October 18, 1996
PS0740.007

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
Supplement Dated October 18, 1996
to the Prospectus dated April 15, 1996

The Prospectus is amended as follows:

1.   The Supplement dated October 10, 1996 is replaced by this
Supplement.

2. Effective October 10, 1996, the name of the Fund has been changed from "Oppenheimer New Jersey Tax-Exempt Fund" to "Oppenheimer New Jersey Municipal Fund" and all references to the name on the front cover page and throughout the Prospectus are changed to reflect the new name.

3. Effective October 10, 1996, the name "Oppenheimer Multi-State Tax Exempt Trust" is changed to "Oppenheimer Multi-State Municipal Trust" and all references to the name in "How the Fund is Managed - Organization and History" and throughout the Prospectus are changed to reflect the new name.

4.   The first paragraph of the section captioned "Investment
     Objective and Policies - Investments in Taxable Securities and Temporary Defensive Investment Strategy" on page 10 is deleted and replaced with the following:

            Investments in Taxable Securities and Temporary Defensive Investment Strategy. Under normal market conditions, the Fund may invest up to 20% of its assets in taxable investments, including (i) certain "Temporary Investments" (described immediately below); (ii) hedging instruments (described in "Hedging," below); and (iii) repurchase agreements (explained below).

October 18, 1996                                                 PS0395.007